Note 22 - Share Purchase and Merger Agreements (Details Textual) - AstralENERGY [Member]	Jul. 31, 2018 shares
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	2,500,000